Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Information

By Geography:

	For the year ended December 31, 2022
	BVI	Malaysia	Total

Revenues	$-	$515,348	$515,348
Cost of revenues	-	(276,042)	(276,042)
Other Income	$-	$1,185	$1,185
Administrative expenses	$(333,914)	$(945,599)	$(1,279,513)
Other expenses	$(47)	$(56,664)	$(56,711)
Net income (or loss) before taxation	$(333,961)	$(761,772)	$(1,095,733)

Total assets	$-	$1,283,345	$1,283,345
Total liabilities	$353,440	$1,106,479	$1,459,919

*Revenues and costs are attributed to countries based on the location of customers.